UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Institutional Emerging Markets Debt Fund

Eaton Vance

Institutional Emerging Markets Debt Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.2%
Republic of Albania, 8.93%, 4/23/25	ALL	10,200	$81,921

Total Albania			$81,921

Angola — 0.5%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	250	$260,405

Total Angola			$260,405

Argentina — 4.0%
Republic of Argentina, 7.00%, 10/3/15	USD	947	$926,354
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	1,141	1,045,874

Total Argentina			$1,972,228

Bangladesh — 2.9%
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	18,300	$248,724
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	44,100	601,834
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	34,600	474,664
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	137,658

Total Bangladesh			$1,462,880

Barbados — 2.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	617	$539,875
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	493	431,375

Total Barbados			$971,250

Bosnia and Herzegovina — 0.8%
Republic of Srpska, 1.50%, 10/30/23	BAM	437	$190,782
Republic of Srpska, 1.50%, 6/9/25	BAM	98	40,356
Republic of Srpska, 1.50%, 9/25/26	BAM	421	163,217

Total Bosnia and Herzegovina			$394,355

Brazil — 0.5%
Letra Tesouro do Nacional Bill, 0.00%, 1/1/17	BRL	1,000	$268,773

Total Brazil			$268,773

Colombia — 2.4%
Republic of Colombia, 5.00%, 6/15/45	USD	648	$657,720
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	1,046,200	543,284

Total Colombia			$1,201,004

Dominican Republic — 2.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	610	$14,411
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	367	399,207

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	6,000	$144,680
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	2,300	59,249
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,100	29,409
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	100	2,674
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	3,500	99,911
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	19,700	630,725
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	100	3,202

Total Dominican Republic			$1,383,468

Ecuador — 6.1%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	1,020	$999,600
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	1,508	1,541,930
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	465	505,083

Total Ecuador			$3,046,613

Fiji — 1.0%
Republic of Fiji, 9.00%, 3/15/16	USD	465	$478,227

Total Fiji			$478,227

Hungary — 1.7%
Hungary Government Bond, 5.50%, 6/24/25	HUF	195,100	$842,778

Total Hungary			$842,778

Indonesia — 0.4%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	2,516,000	$203,075

Total Indonesia			$203,075

Iraq — 2.0%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	1,157	$1,003,698

Total Iraq			$1,003,698

Ivory Coast — 1.0%
Ivory Coast, 6.375%, 3/3/28(4)	USD	490	$493,675

Total Ivory Coast			$493,675

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	25	$25,094

Total Jamaica			$25,094

Kenya — 0.7%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$61,697
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	70,401
Republic of Kenya, 6.875%, 6/24/24(1)	USD	200	212,000

Total Kenya			$344,098

Malaysia — 1.7%
Malaysia Government Bond, 3.314%, 10/31/17	MYR	2,953	$829,771

Total Malaysia			$829,771

Security	Principal Amount (000’s omitted)		Value
Mexico — 2.6%
Mexican Bonos, 6.00%, 6/18/15	MXN	9,380	$615,258
Mexican Bonos, 10.00%, 12/5/24	MXN	7,826	661,921

Total Mexico			$1,277,179

Montenegro — 0.9%
Montenegro Government International Bond, 3.875%, 3/18/20(4)	EUR	425	$467,514

Total Montenegro			$467,514

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	491	$504,939

Total Nigeria			$504,939

Pakistan — 0.4%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	200	$211,883

Total Pakistan			$211,883

Paraguay — 1.0%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	210	$227,850
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	230	251,275

Total Paraguay			$479,125

Philippines — 4.1%
Republic of the Philippines, 6.25%, 1/14/36	PHP	77,000	$2,017,277

Total Philippines			$2,017,277

Poland — 3.6%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$450,617
Poland Government Bond, 5.50%, 10/25/19	PLN	4,150	1,317,093

Total Poland			$1,767,710

Romania — 1.5%
Romania Government Bond, 5.95%, 6/11/21	RON	2,460	$736,001

Total Romania			$736,001

Serbia — 8.7%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$368,669
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	29,400	281,129
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	13,780	131,846
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	15,570	151,179
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,746,507
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	178,340	1,659,194

Total Serbia			$4,338,524

Sri Lanka — 2.0%
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	460	$476,100
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	520,000

Total Sri Lanka			$996,100

Security	Principal Amount (000’s omitted)		Value
Uruguay — 1.4%
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	8,471	$283,107
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	2,088	81,456
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	9,669	349,760

Total Uruguay			$714,323

Venezuela — 3.7%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	518	$442,463
Bolivarian Republic of Venezuela, 9.00%, 5/7/23(1)	USD	550	254,375
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	1,157	575,607
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	1,063	544,839

Total Venezuela			$1,817,284

Zambia — 1.8%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	220	$238,699
Zambia Government Bond, 11.00%, 9/2/19	ZMW	6,600	643,784

Total Zambia			$882,483

Total Foreign Government Bonds (identified cost $32,419,757)			$31,473,655

Foreign Corporate Bonds — 7.9%

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	200	$193,000

Total Azerbaijan			$193,000

Brazil — 1.0%
Petrobras Global Finance BV, 2.00%, 5/20/16	USD	120	$117,900
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	396,277

Total Brazil			$514,177

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	86,000	$38,677

Total Colombia			$38,677

Georgia — 1.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	721	$759,213

Total Georgia			$759,213

Mexico — 0.2%
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	1,420	$90,011
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	28,329

Total Mexico			$118,340

Russia — 2.1%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	500	$501,225
Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16(1)	USD	500	512,981

Total Russia			$1,014,206

Security	Principal Amount (000’s omitted)		Value
South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$70,277

Total South Korea			$70,277

Sri Lanka — 1.0%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	231	$238,219
National Savings Bank, 8.875%, 9/18/18(1)	USD	223	243,070

Total Sri Lanka			$481,289

Supranational — 0.8%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	2,750,000	$207,598
International Bank for Reconstruction & Development, 3.40%, 4/15/17(5)	UYU	4,869	184,225
International Finance Corp., 4.45%, 2/26/16	RUB	1,400	25,399

Total Supranational			$417,222

Venezuela — 0.7%
Petroleos de Venezuela SA, 8.50%, 11/2/17(1)	USD	431	$334,456

Total Venezuela			$334,456

Total Foreign Corporate Bonds (identified cost $4,010,743)			$3,940,857

Sovereign Loans — 0.4%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.45%, Maturing August 1, 2021(7)(8)(9)(10)		$200	$195,472

Total Ethiopia			$195,472

Total Sovereign Loans (identified cost $181,505)			$195,472

Short-Term Investments — 22.8%

Foreign Government Securities — 4.2%

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.7%
Letra Tesouro Nacional Bill, 0.00%, 7/1/15	BRL	2,675	$869,948

Total Brazil			$869,948

Lebanon — 1.9%
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	263,100	$173,761
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	489,500	322,034
Lebanon Treasury Bill, 0.00%, 8/20/15	LBP	653,640	427,610

Total Lebanon			$923,405

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 0.3%
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	17,740	$131,815

Total Sri Lanka			$131,815

Uganda — 0.0%(11)
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	37,900	$12,017

Total Uganda			$12,017

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,090	$143,941

Total Zambia			$143,941

Total Foreign Government Securities (identified cost $2,410,930)			$2,081,126

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 6/18/15(12)		$2,000	$2,000,046

Total U.S. Treasury Obligations (identified cost $2,000,000)			$2,000,046

Other — 14.5%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(13)		$7,198	$7,197,803

Total Other (identified cost $7,197,803)			$7,197,803

Total Short-Term Investments (identified cost $11,608,733)			$11,278,975

Total Investments — 94.6% (identified cost $48,220,738)			$46,888,959

Less Unfunded Loan Commitments — (0.1)%			$(36,538)

Net Investments — 94.5% (identified cost $48,184,200)			$46,852,421

Other Assets, Less Liabilities — 5.5%			$2,699,664

Net Assets — 100.0%			$49,552,085

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ALL	-	Albanian Lek

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $9,907,431 or 20.0% of the Fund’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $4,514,467 or 9.1% of the Fund’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2015.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(11)	Amount is less than 0.05%.

(12)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2015 was $5,315.

A summary of open financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/4/15	Euro 987,546	Polish Zloty 3,960,000	Deutsche Bank AG	$—	$(8,820)	$(8,820)
5/4/15	Polish Zloty 1,221,000	Euro 304,110	Bank of America, N.A.	2,289	—	2,289
5/4/15	Polish Zloty 944,000	Euro 235,235	Standard Chartered Bank	1,901	—	1,901
5/4/15	Polish Zloty 1,795,000	Euro 445,126	Standard Chartered Bank	1,177	—	1,177
5/12/15	Euro 1,473,959	United States Dollar 1,658,864	BNP Paribas	3,682	—	3,682
5/12/15	United States Dollar 142,121	Mexican Peso 2,194,962	Standard Chartered Bank	875	—	875
5/18/15	United States Dollar 627,986	Malaysian Ringgit 2,274,000	Standard Chartered Bank	9,234	—	9,234
5/19/15	United States Dollar 1,682,557	Mexican Peso 25,145,811	Morgan Stanley & Co. International PLC	—	(45,179)	(45,179)
5/21/15	New Turkish Lira 903,000	United States Dollar 340,863	BNP Paribas	4,672	—	4,672
5/21/15	New Turkish Lira 157,428	United States Dollar 59,426	BNP Paribas	814	—	814
5/21/15	United States Dollar 278,233	New Turkish Lira 747,000	BNP Paribas	—	(121)	(121)
5/21/15	United States Dollar 44,696	New Turkish Lira 123,265	Morgan Stanley & Co. International PLC	1,196	—	1,196
5/26/15	Indonesian Rupiah 1,790,790,000	United States Dollar 135,738	Goldman Sachs International	—	(1,606)	(1,606)
5/26/15	United States Dollar 75,357	Indian Rupee 4,760,000	Bank of America, N.A.	—	(828)	(828)
5/26/15	United States Dollar 82,657	Indian Rupee 5,221,000	Deutsche Bank AG	—	(909)	(909)
5/26/15	United States Dollar 176,458	Ugandan Shilling 486,670,000	Standard Chartered Bank	—	(14,988)	(14,988)
5/27/15	Euro 2,290,412	United States Dollar 2,587,020	Bank of America, N.A.	14,502	—	14,502
5/27/15	Euro 7,257	United States Dollar 7,861	BNP Paribas	—	(290)	(290)
5/27/15	Euro 1,347,503	United States Dollar 1,430,455	Goldman Sachs International	—	(83,018)	(83,018)
6/2/15	Brazilian Real 796,000	United States Dollar 243,009	Standard Chartered Bank	—	(18,589)	(18,589)
6/2/15	United States Dollar 379,167	Brazilian Real 1,242,000	Standard Chartered Bank	29,004	—	29,004

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/3/15	Euro 317,182	United States Dollar 361,587	Goldman Sachs International	$5,306	$—	$5,306
6/9/15	United States Dollar 99,060	Indian Rupee 6,240,000	Deutsche Bank AG	—	(1,685)	(1,685)
6/9/15	United States Dollar 126,270	Indian Rupee 7,954,000	Standard Chartered Bank	—	(2,148)	(2,148)
6/11/15	Euro 397,039	Hungarian Forint 121,573,375	Bank of America, N.A.	2,903	—	2,903
6/11/15	Euro 303,580	Polish Zloty 1,221,000	Bank of America, N.A.	—	(2,282)	(2,282)
6/11/15	Euro 234,825	Polish Zloty 944,000	Standard Chartered Bank	—	(1,894)	(1,894)
6/11/15	United States Dollar 147,354	Zambian Kwacha 1,100,000	Standard Chartered Bank	—	(2,331)	(2,331)
6/11/15	Zambian Kwacha 4,204,000	United States Dollar 608,955	Standard Chartered Bank	54,702	—	54,702
6/16/15	Euro 422,637	United States Dollar 444,749	Goldman Sachs International	—	(30,068)	(30,068)
6/16/15	Euro 823,116	United States Dollar 879,115	Goldman Sachs International	—	(45,626)	(45,626)
6/16/15	United States Dollar 868,187	Euro 823,116	Goldman Sachs International	56,554	—	56,554
6/17/15	United States Dollar 157,492	Zambian Kwacha 1,160,000	Standard Chartered Bank	—	(4,950)	(4,950)
6/18/15	United States Dollar 725,737	Chilean Peso 450,755,000	BNP Paribas	8,156	—	8,156
6/18/15	United States Dollar 100,944	Zambian Kwacha 736,000	Standard Chartered Bank	—	(4,199)	(4,199)
6/18/15	United States Dollar 216,387	Zambian Kwacha 1,583,300	Standard Chartered Bank	—	(8,269)	(8,269)
6/22/15	United States Dollar 1,640,919	Indian Rupee 103,357,000	BNP Paribas	—	(31,879)	(31,879)
6/22/15	United States Dollar 867,481	Indian Rupee 54,650,000	Goldman Sachs International	—	(16,701)	(16,701)
6/23/15	Hungarian Forint 12,061,000	Euro 38,109	BNP Paribas	—	(1,711)	(1,711)
6/23/15	Hungarian Forint 24,191,000	Euro 76,216	BNP Paribas	—	(3,679)	(3,679)
6/23/15	Hungarian Forint 20,211,000	Euro 62,975	Deutsche Bank AG	—	(3,861)	(3,861)
6/23/15	Hungarian Forint 14,555,000	Euro 45,731	Standard Chartered Bank	—	(2,354)	(2,354)
6/23/15	Hungarian Forint 18,058,000	Euro 56,808	Standard Chartered Bank	—	(2,842)	(2,842)
6/23/15	United States Dollar 1,173,380	Indonesian Rupiah 15,327,860,000	Deutsche Bank AG	—	(6,776)	(6,776)
6/25/15	United States Dollar 455,654	Zambian Kwacha 3,239,700	Barclays Bank PLC	—	(31,074)	(31,074)
7/7/15	Philippine Peso 15,319,000	United States Dollar 343,938	Deutsche Bank AG	1,518	—	1,518
7/8/15	United States Dollar 528,346	Colombian Peso 1,342,000,000	BNP Paribas	31,765	—	31,765
7/8/15	United States Dollar 246,063	Colombian Peso 625,000,000	BNP Paribas	14,794	—	14,794

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
7/9/15	Hungarian Forint 51,693,000	Euro 168,540	Deutsche Bank AG	$—	$(1,391)	$(1,391)
7/17/15	Romanian Leu 2,886,645	United States Dollar 690,668	Bank of America, N.A.	—	(40,915)	(40,915)
7/22/15	Euro 73,014	United States Dollar 78,401	Standard Chartered Bank	—	(3,668)	(3,668)
7/22/15	Euro 185,412	United States Dollar 195,863	Standard Chartered Bank	—	(12,543)	(12,543)
7/29/15	Hungarian Forint 27,848,000	United States Dollar 100,124	Standard Chartered Bank	—	(2,624)	(2,624)
7/29/15	Hungarian Forint 222,516,428	United States Dollar 800,031	Standard Chartered Bank	—	(20,964)	(20,964)
7/31/15	United States Dollar 130,691	Indian Rupee 8,440,000	Standard Chartered Bank	—	(226)	(226)
9/28/15	United States Dollar 140,135	Azerbaijani Manat 114,000	Standard Bank PLC	—	(27,776)	(27,776)
10/16/15	United States Dollar 1,249,092	Yuan Renminbi Offshore 7,911,000	Standard Chartered Bank	7,983	—	7,983
10/28/15	United States Dollar 100,782	Zambian Kwacha 816,000	Standard Chartered Bank	—	(156)	(156)
10/28/15	United States Dollar 51,278	Zambian Kwacha 413,000	Standard Chartered Bank	—	(348)	(348)
11/4/15	United States Dollar 167,935	Zambian Kwacha 1,357,000	Barclays Bank PLC	—	(1,168)	(1,168)
11/4/15	United States Dollar 167,946	Zambian Kwacha 1,357,000	Barclays Bank PLC	—	(1,179)	(1,179)
1/29/16	Serbian Dinar 147,008,505	Euro 1,144,926	Deutsche Bank AG	—	(10,438)	(10,438)

				$253,027	$(502,073)	$(249,046)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
5/22/15	COP	15,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	$7,601	$73
5/22/15	COP	1,094,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	402,663	8,323
6/9/15	COP	1,278,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	530,221	5,790
6/9/15	COP	191,700	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	79,618	770

						$14,956

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
6/15	41 Euro-Bobl	Short	$(5,943,739)	$(5,929,546)	$14,193
6/15	17 Euro-Bund	Short	(2,986,960)	(2,991,159)	(4,199)
6/15	65 U.S. 2-Year Deliverable Interest Rate Swap	Short	(6,511,093)	(6,542,656)	(31,563)
6/15	29 U.S. 5-Year Deliverable Interest Rate Swap	Short	(2,958,402)	(2,982,922)	(24,520)
6/15	31 U.S. 10-Year Deliverable Interest Rate Swap	Short	(3,237,803)	(3,265,171)	(27,368)
6/15	4 U.S. 30-Year Deliverable Interest Rate Swap	Short	(472,566)	(460,625)	11,941

					$(61,516)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	286,480	Pays	6-month HUF BUBOR	2.66%		10/29/19	$35,888
LCH.Clearnet	HUF	206,400	Pays	6-month HUF BUBOR	3.00		10/29/21	32,528
LCH.Clearnet	PLN	818	Pays	6-month PLN WIBOR	3.44		5/9/19	18,057
LCH.Clearnet	PLN	693	Pays	6-month PLN WIBOR	1.78		2/27/20	(3,033)
LCH.Clearnet	PLN	1,086	Pays	6-month PLN WIBOR	1.72		2/27/20	(5,508)
LCH.Clearnet	PLN	3,241	Pays	6-month PLN WIBOR	1.78		2/27/20	(14,064)
LCH.Clearnet	PLN	4,580	Pays	3-month PLN WIBOR	2.19		10/28/21	8,809
LCH.Clearnet	PLN	3,560	Pays	3-month PLN WIBOR	2.44		10/28/24	16,395
LCH.Clearnet		$280	Receives	3-month USD-LIBOR-BBA	3.25	(1)	6/17/45	(43,359)

								$45,713

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$2,018
Bank of America, N.A.	BRL	683	Pays	Brazil CETIP Interbank Deposit Rate	13.11	1/4/21	15,824
Bank of America, N.A.	COP	346,729	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	340
Bank of America, N.A.	COP	177,935	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	84
Bank of America, N.A.	COP	177,935	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	135

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	513,079	Pays	Colombia IBR Overnight Interbank Rate	4.37%	11/21/16	$94
Bank of America, N.A.	COP	410,460	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	74
Bank of America, N.A.	COP	2,137,000	Pays	Colombia IBR Overnight Interbank Rate	4.28	12/5/16	(1,022)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day	6.63	3/19/24	8,022
Barclays Bank PLC	BRL	10,168	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(67,190)
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(58,629)
Barclays Bank PLC	BRL	2,256	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	32,553
Barclays Bank PLC	MYR	9,334	Pays	3-month MYR KLIBOR	3.90	11/26/19	18,034
Deutsche Bank AG	BRL	534	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(3,661)
Deutsche Bank AG	INR	179,900	Pays	1-Day INR MIBOR	7.45	4/30/16	(119)
Goldman Sachs International	BRL	1,584	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	(3,936)
Goldman Sachs International	BRL	5,354	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(32,334)
Goldman Sachs International	BRL	6,008	Pays	Brazil CETIP Interbank Deposit Rate	13.16	1/2/17	(646)
Goldman Sachs International	BRL	2,487	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/23	(3,623)
Goldman Sachs International	INR	150,000	Pays	1-Day INR MIBOR	6.90	4/30/20	(4,298)
Morgan Stanley & Co. International PLC	COP	244,781	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	204
Morgan Stanley & Co. International PLC	COP	997,750	Pays	Colombia IBR Overnight Interbank Rate	4.23	12/5/16	(837)
Standard Chartered Bank	INR	106,030	Pays	1-Day INR MIBOR	7.44	5/5/16	—

							$(98,913)

BRL	-	Brazilian Real

COP	-	Colombian Peso

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$253,027	$(502,073)

Total		$253,027	$(502,073)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Futures Contracts*	$26,134	$(87,650)
Interest Rate	Interest Rate Swaps	77,382	(176,295)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	111,677	(65,964)
Interest Rate	Non-deliverable Bond Forward Contracts	14,956	—

Total		$230,149	$(329,909)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank	4/22/15	On Demand	(1.00)%	471,969	$471,969

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,376,964

Gross unrealized appreciation	$915,401
Gross unrealized depreciation	(2,439,944)

Net unrealized depreciation	$(1,524,543)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$31,473,655	$—	$31,473,655
Foreign Corporate Bonds	—	3,940,857	—	3,940,857
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	158,934	158,934
Short-Term Investments - Foreign Government Securities	—	2,081,126	—	2,081,126
U.S. Treasury Obligations	—	2,000,046	—	2,000,046
Other	—	7,197,803	—	7,197,803
Total Investments	$—	$46,693,487	$158,934	$46,852,421
Forward Foreign Currency Exchange Contracts	$—	$253,027	$—	$253,027
Futures Contracts	26,134	—	—	26,134
Swap Contracts	—	189,059	—	189,059
Non-deliverable Bond Forward Contracts	—	14,956	—	14,956
Total	$26,134	$47,150,529	$158,934	$47,335,597

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(502,073)	$—	$(502,073)
Futures Contracts	(87,650)	—	—	(87,650)
Swap Contracts	—	(242,259)	—	(242,259)
Total	$(87,650)	$(744,332)	$—	$(831,982)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 22, 2015